Class A, C, Y Prospectus | PACE Alternative Strategies Investments
PACE Alternative Strategies Investments

I. PACE Alternative Strategies Investments

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 66 of the Multi-Class Prospectus and page 67 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph with the following:

In addition to UBS Global AM, Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), AQR Capital Management, LLC ("AQR") and Sirios Capital Management, L.P. ("Sirios") currently serve as the fund's other investment advisors.

The same section of each Prospectus is revised by inserting the following as the second sentence to the third paragraph, and deleting the fourth paragraph in its entirety:

First Quadrant seeks positive absolute returns from its global macro strategy, and the returns of this strategy are not expected to be closely correlated with those of global equity markets.

The same section of each Prospectus is revised by inserting the following before the last paragraph of the section:

Sirios utilizes a fundamental, bottom-up research approach and will manage its allocated portion in accordance with its liquid alternative long/short equity strategy. The liquid alternative long/short equity strategy generally utilizes long positions that Sirios believes are attractively-valued, growth-oriented companies of mid to large capitalization and short positions that include sector hedges, single name and index put options, and a selection of single name large-capitalization companies that Sirios believes have deteriorating fundamentals or appear overvalued.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 70 of the Multi-Class Prospectus and page 71 of the Class P Prospectus is revised by inserting the following before the final two sentences of the first paragraph:

Sirios assumed day-to-day management of a separate portion of the fund's assets on May 20, 2015.